UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	150,564	$28,519,833	3.43%

Apparel Retail
The TJX Companies, Inc.	675,514	28,675,569	3.45

Automobile Manufacturers
Tesla Motors, Inc.*	329,921	11,174,424	1.35

Biotechnology
Biogen Idec Inc.*	262,224	38,460,394	4.63
Gilead Sciences, Inc.*	551,541	40,510,687	4.88
		78,971,081	9.51

Brewers
Anheuser-Busch InBev N.V. Spon. ADR	144,606	12,640,010	1.52

Casinos & Gaming
Wynn Resorts Ltd.	284,925	32,051,213	3.86

Communications Equipment
QUALCOMM, Inc.	262,276	16,266,357	1.96

Computer Hardware
Apple, Inc.	25,105	13,381,718	1.61

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	83,502	9,047,442	1.09

Consumer Finance
American Express Company	170,617	9,807,065	1.18

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	287,895	43,639,124	5.25

Diversified Banks
U.S. Bancorp	773,316	24,699,713	2.97
Wells Fargo & Company	1,325,259	45,297,353	5.46
		69,997,066	8.43

Fertilizers & Agricultural Chemicals
Monsanto Company	302,461	28,627,934	3.45

Footwear
NIKE, Inc. - Cl. B	658,566	33,982,006	4.09

General Merchandise Stores
Dollar General Corporation*	709,387	31,276,873	3.77

Health Care Equipment
Intuitive Surgical, Inc.*	57,352	$28,123,700	3.39%

Health Care Services
Express Scripts Holding Company*	462,628	24,981,912	3.01

Home Improvement Retail
Lowe's Companies, Inc.	491,985	17,475,307	2.10
The Home Depot, Inc.	444,615	27,499,438	3.31
		44,974,745	5.41

Internet Software & Services
eBay, Inc.*	418,855	21,369,982	2.58
Equinix, Inc.*	111,230	22,935,626	2.76
Google, Inc. - Cl. A*	57,620	40,873,899	4.92
		85,179,507	10.26

IT Consulting & Other Services
Accenture plc - Cl. A	363,338	24,161,977	2.91

Multi-Line Insurance
American International Group, Inc.*	688,069	24,288,836	2.92

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	940,388	33,223,908	4.00

Other Diversified Financial Services
Citigroup, Inc.	338,459	13,389,438	1.61

Pharmaceuticals
Bristol-Myers Squibb Company	882,774	28,769,605	3.46

Railroads
Union Pacific Corporation	151,075	18,993,149	2.29

Restaurants
Chipotle Mexican Grill, Inc.*	55,490	16,506,055	1.99
McDonald's Corporation	137,564	12,134,521	1.46
Starbucks Corporation	358,008	19,196,389	2.31
		47,836,965	5.76

Systems Software
VMware, Inc. - Cl. A*	144,665	13,618,763	1.64

TOTAL COMMON STOCKS (Cost $679,978,134)		835,600,220	100.61

TOTAL INVESTMENTS (Cost $679,978,134)		835,600,220	100.61

Liabilities, Less Cash and Other Assets		(5,046,198)	(0.61)

NET ASSETS		$830,554,022	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	87,181	$16,513,825	2.70%
Rolls-Royce Holdings PLC*	175,301	2,514,410	0.41
		19,028,235	3.11

Apparel Retail
Foot Locker, Inc.	5,727	183,951	0.03
Limited Brands, Inc.	134,181	6,314,558	1.03
The TJX Companies, Inc.	368,371	15,637,349	2.56
		22,135,858	3.62

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	136,024	10,369,110	1.69

Automotive Retail
AutoZone, Inc.*	33,324	11,811,025	1.93

Biotechnology
Biogen Idec Inc.*	134,384	19,710,101	3.22
Gilead Sciences, Inc.*	256,207	18,818,404	3.08
		38,528,505	6.30

Broadcasting
CBS Corporation - Cl. B	488,251	18,577,951	3.04

Cable & Satellite
Comcast Corporation - Cl. A	158,497	5,924,618	0.97
Liberty Global, Inc. - Cl. A*	125,329	7,894,474	1.29
		13,819,092	2.26

Casinos & Gaming
Wynn Resorts Ltd.	130,017	14,625,612	2.39

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	310,651	17,735,066	2.90

Communications Equipment
QUALCOMM, Inc.	309,468	19,193,205	3.14

Computer Hardware
Apple, Inc.	33,506	17,859,703	2.92

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	75,391	8,168,615	1.33

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	127,200	$19,280,976	3.15%

Diversified Banks
U.S. Bancorp	193,083	6,167,071	1.01
Wells Fargo & Company	632,702	21,625,754	3.53
		27,792,825	4.54

Fertilizers & Agricultural Chemicals
Monsanto Company	175,773	16,636,914	2.72

Footwear
NIKE, Inc. - Cl. B	233,956	12,072,130	1.97

General Merchandise Stores
Dollar General Corporation*	109,728	4,837,908	0.79

Health Care Equipment
Intuitive Surgical, Inc.*	18,687	9,163,544	1.50

Health Care Services
Express Scripts Holding Company*	220,838	11,925,252	1.95

Home Improvement Retail
Lowe's Companies, Inc.	347,875	12,356,520	2.02
The Home Depot, Inc.	158,486	9,802,359	1.60
		22,158,879	3.62

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	332,227	19,056,541	3.11

Industrial Conglomerates
Danaher Corporation	123,084	6,880,396	1.12

Industrial Machinery
Pentair Ltd.	211,818	10,410,855	1.70

Internet Retail
Amazon.com, Inc.*	12,533	3,147,538	0.51
priceline.com, Inc.*	19,745	12,265,594	2.01
		15,413,132	2.52

Internet Software & Services
eBay, Inc.*	242,068	12,350,309	2.02
Equinix, Inc.*	48,402	9,980,492	1.63
Google, Inc. - Cl. A*	9,075	6,437,533	1.05
LinkedIn Corporation - Cl. A*	27,600	3,169,032	0.52
		31,937,366	5.22

IT Consulting & Other Services
Accenture plc - Cl. A	59,062	3,927,623	0.64

Multi-Line Insurance
American International Group, Inc.*	96,338	3,400,731	0.56

Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	189,874	12,977,888	2.12

Schlumberger Ltd.	255,774	$17,722,580	2.90%
		30,700,468	5.02

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	188,677	6,665,958	1.09

Other Diversified Financial Services
Citigroup, Inc.	351,062	13,888,013	2.27

Personal Products
The Estee Lauder Companies, Inc. - Cl. A	79,321	4,748,155	0.78

Pharmaceuticals
Bristol-Myers Squibb Company	285,056	9,289,975	1.52
Perrigo Company	31,309	3,257,075	0.53
		12,547,050	2.05

Railroads
Union Pacific Corporation	63,684	8,006,352	1.31

Restaurants
Chipotle Mexican Grill, Inc.*	21,634	6,435,250	1.05
McDonald's Corporation	74,093	6,535,744	1.07
Starbucks Corporation	171,033	9,170,789	1.50
YUM! Brands, Inc.	85,313	5,664,783	0.92
		27,806,566	4.54

Specialized REITs
American Tower Corporation - Cl. A	159,523	12,326,342	2.01

Specialty Stores
Dick's Sporting Goods, Inc.	54,831	2,494,262	0.41
GNC Holdings, Inc. - Cl. A	133,503	4,442,980	0.72
		6,937,242	1.13

Systems Software
VMware, Inc. - Cl. A*	101,145	9,521,790	1.56

Trading Companies & Distributors
United Rentals, Inc.*	34,629	1,576,312	0.26
W.W. Grainger, Inc.	70,837	14,335,284	2.34
		15,911,596	2.60

TOTAL COMMON STOCKS (Cost $452,054,666)		575,806,581	94.10

PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	9,890,950	1.61

TOTAL PREFERRED STOCKS (Cost $5,954,706)		9,890,950	1.61

UNITS
Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U	9,385,000	$7,511,454	1.23%

TOTAL UNITS (Cost $9,405,600)		7,511,454	1.23

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	22,139,566	22,139,566	3.62

TOTAL SHORT-TERM INVESTMENTS (Cost $22,139,566)		22,139,566	3.62

TOTAL INVESTMENTS (Cost $489,554,538)		615,348,551	100.56

Liabilities, Less Cash and Other Assets		(3,431,022)	(0.56)

NET ASSETS		$611,917,529	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21ST Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	53,212	$10,079,417	3.33%
TransDigm, Inc.	41,216	5,620,214	1.85
		15,699,631	5.18

Apparel Retail
Limited Brands, Inc.	66,807	3,143,937	1.04
Ross Stores, Inc.	72,004	3,899,017	1.28
		7,042,954	2.32

Apparel, Accessories & Luxury Goods
Ralph Lauren Corporation - Cl. A	35,923	5,385,576	1.78

Automobile Manufacturers
Tesla Motors, Inc.*	104,835	3,550,761	1.17

Automotive Retail
CarMax, Inc.*	67,111	2,519,347	0.83

Biotechnology
Alkermes PLC*	156,985	2,907,362	0.96
Biogen Idec Inc.*	89,530	13,131,365	4.33
BioMarin Pharmaceutical, Inc.*	41,937	2,065,397	0.68
Gilead Sciences, Inc.*	88,252	6,482,110	2.14
		24,586,234	8.11

Casinos & Gaming
Wynn Resorts Ltd.	60,784	6,837,592	2.26

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	148,772	8,493,394	2.80

Computer Hardware
Apple, Inc.	18,239	9,721,934	3.21

Computer Storage & Peripherals
Fusion-io, Inc.*	98,252	2,252,918	0.74

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	57,672	6,248,761	2.06

Consumer Finance
Capital One Financial Corporation	184,109	10,665,434	3.52

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	18,985	9,326,951	3.08

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	182,061	$6,443,139	2.13%

Diversified Support Services
Copart, Inc.*	88,307	2,605,057	0.86

Fertilizers & Agricultural Chemicals
Monsanto Company	98,636	9,335,897	3.08

General Merchandise Stores
Dollar Tree, Inc.*	84,670	3,434,215	1.13

Health Care Equipment
Intuitive Surgical, Inc.*	20,261	9,935,387	3.28

Home Improvement Retail
Lowe's Companies, Inc.	261,456	9,286,917	3.06

Industrial Machinery
Pentair Ltd.	111,475	5,478,996	1.81

Internet Retail
Amazon.com, Inc.*	6,266	1,573,643	0.52
priceline.com, Inc.*	8,686	5,395,743	1.78
		6,969,386	2.30

Internet Software & Services
Equinix, Inc.*	30,856	6,362,507	2.10
Facebook, Inc. - Cl. A*	55,912	1,488,936	0.49
Google, Inc. - Cl. A*	9,332	6,619,841	2.19
LinkedIn Corporation - Cl. A*	35,162	4,037,301	1.33
		18,508,585	6.11

IT Consulting & Other Services
Accenture plc - Cl. A	66,026	4,390,729	1.45

Movies & Entertainment
Viacom, Inc. - Cl. B	115,790	6,106,765	2.02

Oil & Gas Equipment & Services
Halliburton Company	155,415	5,391,346	1.78
National Oilwell Varco, Inc.	128,267	8,767,050	2.89
		14,158,396	4.67

Other Diversified Financial Services
Citigroup, Inc.	234,327	9,269,976	3.06

Packaged Foods & Meats
The WhiteWave Foods Company - Cl. A*	68,301	1,061,398	0.35

Railroads
Genesee & Wyoming, Inc. - Cl. A*	86,081	6,549,043	2.16

Regional Banks
City National Corporation	123,578	6,119,583	2.02
Columbia Banking System, Inc.	186,727	3,349,882	1.10
		9,469,465	3.12

Research & Consulting Services
IHS, Inc. - Cl. A*	56,980	$5,470,080	1.80%
Nielsen Holdings N.V.*	204,074	6,242,624	2.06
		11,712,704	3.86

Restaurants
Chipotle Mexican Grill, Inc.*	15,390	4,577,909	1.51
Dunkin' Brands Group, Inc.	146,744	4,868,966	1.61
YUM! Brands, Inc.	75,950	5,043,080	1.66
		14,489,955	4.78

Specialized REITs
American Tower Corporation - Cl. A	98,189	7,587,064	2.50

Specialty Stores
Tractor Supply Company	26,268	2,321,041	0.77
Ulta Salon, Cosmetics & Fragrance, Inc.	31,927	3,137,147	1.03
		5,458,188	1.80

Systems Software
Red Hat, Inc.*	119,021	6,303,352	2.08
VMware, Inc. - Cl. A*	59,965	5,645,105	1.86
		11,948,457	3.94

Trading Companies & Distributors
United Rentals, Inc.*	41,601	1,893,678	0.63
W.W. Grainger, Inc.	40,290	8,153,487	2.69
WESCO International, Inc.*	68,948	4,649,164	1.53
		14,696,329	4.85

TOTAL COMMON STOCKS (Cost $237,762,210)		301,227,535	99.38

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,673,485	4,673,485	1.54

TOTAL SHORT-TERM INVESTMENTS (Cost $4,673,485)		4,673,485	1.54

TOTAL INVESTMENTS (Cost $242,435,695)		305,901,020	100.92

Liabilities, Less Cash and Other Assets		(2,785,428)	(0.92)

NET ASSETS		$303,115,592	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Rolls-Royce Holdings PLC*	167,770	$2,406,390	2.02%

Alternative Carriers
Ziggo N.V.	54,831	1,791,986	1.50

Apparel, Accessories & Luxury Goods
Adidas A.G.	20,451	1,825,235	1.53
Swatch Group AG	2,710	1,374,252	1.15
		3,199,487	2.68

Automobile Manufacturers
Bayerische Motoren Werke AG	30,400	2,958,254	2.48
Honda Motor Co., Ltd.	62,400	2,310,960	1.94
		5,269,214	4.42

Brewers
Anheuser-Busch InBev N.V.	33,356	2,904,793	2.43

Cable & Satellite
British Sky Broadcasting Group PLC	233,506	2,945,070	2.47
Kabel Deutschland Holding AG	31,952	2,404,885	2.01
		5,349,955	4.48

Casinos & Gaming
Wynn Resorts Ltd.	20,238	2,276,573	1.91

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	61,244	3,496,420	2.93

Computer Storage & Peripherals
Seagate Technology PLC	88,587	2,700,132	2.26

Construction & Farm Machinery & Heavy Trucks
Komatsu Ltd.	60,100	1,542,189	1.29

Department Stores
Next PLC	21,490	1,304,495	1.09

Distillers & Vintners
Diageo PLC	92,702	2,700,094	2.27
Pernod-Ricard S.A.	10,816	1,254,883	1.05
		3,954,977	3.32

Diversified Banks
Barclays PLC	372,009	1,615,999	1.36

BNP Paribas	28,459	$1,620,172	1.36%
Grupo Financiero Santander Mexico S.A.B. de C.V. Series B ADR*	77,028	1,246,313	1.05
Mizuho Financial Group, Inc.	978,800	1,794,615	1.50
Standard Chartered PLC	132,016	3,416,540	2.86
		9,693,639	8.13

Diversified Capital Markets
UBS A.G.	110,714	1,732,549	1.45

Diversified Metals & Mining
Xstrata PLC	71,286	1,244,353	1.04

Diversified Real Estate Activities
Hang Lung Properties Ltd.	466,000	1,875,377	1.57

Electrical Components & Equipment
Schneider Electric S.A.	22,310	1,634,000	1.37

Electronic Components
HOYA CORPORATION	92,100	1,814,731	1.52

Food Retail
Jeronimo Martins SGPS, S.A.	32,528	628,974	0.53

Health Care Equipment
Elekta AB - B Shares	80,473	1,254,771	1.05

Hotels, Resorts & Cruise Lines
InterContinental Hotels Group PLC	86,175	2,416,377	2.03

Industrial Machinery
FANUC Corporation	11,800	2,195,384	1.84

Integrated Telecommunication Services
China Unicom Hong Kong Ltd.	960,000	1,558,376	1.31

Internet Retail
Rakuten, Inc.	301,300	2,349,674	1.97

Internet Software & Services
Baidu, Inc. Spon. ADR*	32,441	3,253,508	2.73
DeNA Co., Ltd.	46,200	1,524,085	1.28
MercadoLibre, Inc.	17,158	1,348,104	1.13
Telecity Group PLC	101,550	1,311,459	1.10
Yandex N.V. - Cl. A*	107,584	2,320,587	1.94
		9,757,743	8.18

IT Consulting & Other Services
Accenture plc - Cl. A	16,972	1,128,638	0.95

Life & Health Insurance
AIA Group Ltd.	765,600	3,036,626	2.55

Movies & Entertainment
Imax Corporation*	46,016	1,034,440	0.87

Office Electronics
Canon, Inc.	48,700	1,887,599	1.58

Oil & Gas Drilling
Seadrill Ltd.	38,302	$1,411,118	1.18%

Oil & Gas Exploration & Production
CNOOC Ltd.	695,800	1,532,855	1.28
Tullow Oil PLC	93,560	1,950,483	1.64
		3,483,338	2.92

Packaged Foods & Meats
Nestlé S.A.	45,304	2,955,789	2.48

Pharmaceuticals
Novo Nordisk A/S - B Shares	9,326	1,518,614	1.28
Perrigo Company	22,599	2,350,974	1.97
Roche Holding AG	14,647	2,961,347	2.48
Shire PLC	86,512	2,661,206	2.23
		9,492,141	7.96

Railroads
Canadian National Railway Company	19,125	1,740,566	1.46

Real Estate Operating Companies
BR Malls Participacoes S.A.	90,600	1,195,610	1.00

Restaurants
Whitbread PLC	29,878	1,200,632	1.01

Retail REITs
Unibail-Rodamco S.E.	5,245	1,271,928	1.07

Semiconductors
ARM Holdings PLC	139,588	1,762,820	1.48
Samsung Electronics Co., Ltd.	2,217	3,185,385	2.67
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	76,261	1,308,639	1.10
		6,256,844	5.25

Systems Software
Check Point Software Technologies Ltd.*	61,037	2,907,803	2.44

Trading Companies & Distributors
Marubeni Corporation	204,000	1,463,748	1.23

Wireless Telecommunication Services
Millicom International Cellular S.A.	21,892	1,900,246	1.59

TOTAL COMMON STOCKS (Cost $93,535,094)		116,719,625	97.86

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,986,899	1,986,899	1.67

TOTAL SHORT-TERM INVESTMENTS (Cost $1,986,899)		1,986,899	1.67

TOTAL INVESTMENTS (Cost $95,521,993)	$118,706,524	99.53%

Cash and Other Assets, Less Liabilities	558,186	0.47

NET ASSETS	$119,264,710	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$1,348,104	1.14%
Belgium	2,904,793	2.45
Brazil	1,195,610	1.01
Canada	2,775,006	2.34
China/Hong Kong	11,256,742	9.48
Denmark	1,518,614	1.28
France	5,780,983	4.87
Germany	7,188,374	6.06
Ireland	6,489,976	5.47
Israel	2,907,803	2.45
Japan	16,882,985	14.22
Luxembourg	1,900,246	1.60
Mexico	1,246,313	1.05
Netherlands	5,288,406	4.45
Norway	1,411,118	1.19
Portugal	628,974	0.53
Russia	2,320,587	1.95
South Korea	3,185,385	2.68
Sweden	1,254,771	1.06
Switzerland	10,268,290	8.65
Taiwan	1,308,639	1.10
United Kingdom	23,030,359	19.40
United States(1)	6,614,446	5.57
	$118,706,524	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
TransDigm, Inc.	44,175	$6,023,703	1.03%

Apparel Retail
Foot Locker, Inc.	265,956	8,542,507	1.47
The TJX Companies, Inc.	173,111	7,348,562	1.26
		15,891,069	2.73

Apparel, Accessories & Luxury Goods
Burberry Group PLC	280,777	5,644,030	0.97

Asset Management & Custody Banks
CETIP S.A. - Mercados Organizado	687,400	8,524,096	1.46
OFS Capital Corporation*	285,903	3,914,012	0.67
		12,438,108	2.13

Automobile Manufacturers
Bayerische Motoren Werke AG	91,756	8,928,866	1.53
Tesla Motors, Inc.*	348,625	11,807,929	2.03
		20,736,795	3.56

Automotive Retail
AutoZone, Inc.*	48,956	17,351,475	2.98

Broadcasting
CBS Corporation - Cl. B	164,015	6,240,771	1.07
Television Broadcasts Ltd.	773,000	5,817,041	1.00
		12,057,812	2.07

Cable & Satellite
Liberty Global, Inc. - Cl. A*	202,877	12,779,222	2.19
Virgin Media, Inc.	311,599	11,451,263	1.96
		24,230,485	4.15

Casinos & Gaming
Wynn Resorts Ltd.	76,093	8,559,702	1.47

Catalog Retail
Liberty Interactive Corporation - Cl. A*	295,024	5,806,072	1.00

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	315,098	17,988,945	3.08

Communications Equipment
QUALCOMM, Inc.	249,589	15,479,510	2.65

Computer Hardware
Apple, Inc.	22,320	$11,897,230	2.04%

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	82,374	8,925,223	1.53

Consumer Finance
Capital One Financial Corporation	253,208	14,668,339	2.52

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	341,113	12,071,989	2.07

Diversified Banks
Banco Santander SA	735,655	5,978,673	1.02
Standard Chartered PLC	476,872	12,341,324	2.12
Wells Fargo & Company	271,041	9,264,182	1.59
		27,584,179	4.73

Diversified Real Estate Activities
Hang Lung Properties Ltd.	2,477,000	9,968,476	1.71

Food Retail
Natural Grocers by Vitamin Cottage, Inc.*	111,288	2,124,488	0.36

Footwear
NIKE, Inc. - Cl. B	126,792	6,542,467	1.12

Health Care Services
Express Scripts Holding Company*	308,957	16,683,678	2.86

Home Improvement Retail
Lowe's Companies, Inc.	672,569	23,889,651	4.10

Internet Retail
priceline.com, Inc.*	18,484	11,482,261	1.97

Internet Software & Services
Equinix, Inc.*	47,061	9,703,978	1.66
Google, Inc. - Cl. A*	17,402	12,344,457	2.12
		22,048,435	3.78

IT Consulting & Other Services
Accenture plc - Cl. A	88,333	5,874,144	1.01
Cognizant Technology Solutions Corporation - Cl. A*	79,679	5,900,230	1.01
		11,774,374	2.02

Life & Health Insurance
AIA Group Ltd.	2,989,400	11,856,963	2.03

Movies & Entertainment
Viacom, Inc. - Cl. B	223,308	11,777,264	2.02

Oil & Gas Drilling
Seadrill Ltd.	147,217	5,423,754	0.93

Oil & Gas Equipment & Services
Schlumberger Ltd.	79,743	5,525,392	0.95

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	416,519	14,715,616	2.52

Other Diversified Financial Services
Citigroup, Inc.	387,676	$15,336,462	2.63%

Real Estate Operating Companies
Global Logistic Properties Ltd.	5,804,000	13,422,984	2.30

Restaurants
Bloomin' Brands, Inc.*	437,372	6,840,498	1.17

Retail REITs
Unibail-Rodamco S.E.	42,674	10,348,575	1.77

Trading Companies & Distributors
W.W. Grainger, Inc.	61,140	12,372,902	2.12

TOTAL COMMON STOCKS (Cost $394,121,098)		449,488,906	77.07

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,256,000	4,708,200	0.81

Cable & Satellite
CCO Holdings LLC, 7.250%, 10/30/17	4,099,000	4,467,910	0.77
Dish DBS Corp., 6.625%, 10/1/14	4,099,000	4,406,425	0.75
		8,874,335	1.52

Casinos & Gaming
Marina District Finance Company, Inc., 9.500%, 10/15/15	2,855,000	2,769,350	0.47

Real Estate Services
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	5,613,000	6,174,300	1.06
Realogy Corp., 11.500%, 4/15/17	5,483,000	5,935,347	1.02
		12,109,647	2.08

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	5,185,000	5,794,238	0.99

Wireless Telecommunication Services
Crown Castle International Corp., 7.125%, 11/1/19	7,392,000	8,168,160	1.40

TOTAL CORPORATE BONDS (Cost $41,189,416)		42,423,930	7.27

INTERNATIONAL BONDS
Alternative Carriers
Ziggo Bond Co. 144A, 8.000%, 5/15/18	€6,086,000	8,836,543	1.52

TOTAL INTERNATIONAL BONDS (Cost $8,345,232)		8,836,543	1.52

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Thrifts & Mortgage Finance
First Niagara Financial Group, Inc., Series B, 8.625%	212,799	$6,054,132	1.04%

TOTAL PREFERRED STOCKS (Cost $5,319,975)		6,054,132	1.04

WARRANTS
Oil & Gas Storage & Transportation
Kinder Morgan, Inc., Strike Price: $40.00, Expiration Date: May 25, 2017*	277,141	1,047,593	0.18

TOTAL WARRANTS (Cost $527,954)		1,047,593	0.18

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	67,556,500	67,556,500	11.58

TOTAL SHORT-TERM INVESTMENTS (Cost $67,556,500)		67,556,500	11.58

TOTAL INVESTMENTS (Cost $517,060,175)		575,407,604	98.66

Cash and Other Assets, Less Liabilities		7,792,624	1.34

NET ASSETS		$583,200,228	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Brazil	$8,524,096	1.48%
China/Hong Kong	27,642,480	4.81
France	10,348,575	1.80
Germany	8,928,866	1.55
Ireland	5,874,144	1.02
Netherlands	32,350,880	5.62
Norway	5,423,754	0.94
Singapore	13,422,984	2.33
Spain	5,978,673	1.04
United Kingdom	29,436,617	5.12
United States(1)	427,476,535	74.29
	$575,407,604	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	7,788	$1,475,203	2.92%
Rolls-Royce Holdings PLC*	148,396	2,128,501	4.22
		3,603,704	7.14

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	12,454	1,749,865	3.47
The TJX Companies, Inc.	33,684	1,429,886	2.83
		3,179,751	6.30

Apparel, Accessories & Luxury Goods
Hermes International	3,538	1,057,760	2.10
lululemon athletica, inc.*	10,718	817,033	1.62
		1,874,793	3.72

Automobile Manufacturers
Bayerische Motoren Werke AG	11,011	1,071,491	2.13
Tesla Motors, Inc.*	14,948	506,289	1.00
		1,577,780	3.13

Automotive Retail
AutoZone, Inc.*	2,538	899,543	1.78

Biotechnology
Biogen Idec Inc.*	10,016	1,469,047	2.91
Gilead Sciences, Inc.*	18,992	1,394,962	2.77
		2,864,009	5.68

Brewers
Anheuser-Busch InBev N.V.	15,478	1,347,895	2.67

Cable & Satellite
British Sky Broadcasting Group PLC	107,150	1,351,418	2.68
Comcast Corporation - Cl. A	26,512	991,019	1.96
Kabel Deutschland Holding AG	19,500	1,467,678	2.91
		3,810,115	7.55

Casinos & Gaming
Wynn Macau Ltd.*	541,475	1,491,049	2.95

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	21,917	1,251,242	2.48

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	9,593	$1,039,402	2.06%

Diversified Banks
Grupo Financiero Santander Mexico S.A.B. de C.V. Series B ADR*	42,853	693,362	1.37
Wells Fargo & Company	40,596	1,387,571	2.75
		2,080,933	4.12

Electrical Components & Equipment
Eaton Corporation PLC	19,386	1,050,721	2.08

Food Retail
Jeronimo Martins SGPS, S.A.	55,079	1,065,029	2.11

Footwear
NIKE, Inc. - Cl. B	19,788	1,021,061	2.02

Health Care Equipment
Intuitive Surgical, Inc.*	2,907	1,425,506	2.83

Home Improvement Retail
The Home Depot, Inc.	23,350	1,444,197	2.86

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	14,944	857,188	1.70

Hypermarkets & Super Centers
PriceSmart, Inc.	13,683	1,054,275	2.09

Industrial Machinery
Pentair Ltd.	21,706	1,066,850	2.12

Internet Software & Services
eBay, Inc.*	19,637	1,001,880	1.99
Google, Inc. - Cl. A*	2,091	1,483,292	2.94
MercadoLibre, Inc.	6,891	541,426	1.07
		3,026,598	6.00

IT Consulting & Other Services
Accenture plc - Cl. A	19,686	1,309,119	2.59

Multi-Line Insurance
American International Group, Inc.*	7,948	280,564	0.56

Oil & Gas Equipment & Services
Schlumberger Ltd.	15,009	1,039,974	2.06

Other Diversified Financial Services
Citigroup, Inc.	37,499	1,483,460	2.94

Packaged Foods & Meats
Nestlé S.A.	19,811	1,292,538	2.56

Pharmaceuticals
Bristol-Myers Squibb Company	24,253	790,405	1.57
Perrigo Company	8,006	832,864	1.65
Roche Holding AG	11,730	2,371,585	4.70
		3,994,854	7.92

Real Estate Operating Companies
BR Malls Participacoes S.A.	51,700	$682,263	1.35%

Restaurants
Chipotle Mexican Grill, Inc.*	1,548	460,468	0.91
Starbucks Corporation	20,889	1,120,068	2.22
		1,580,536	3.13

Trading Companies & Distributors
W.W. Grainger, Inc.	4,053	820,206	1.63

TOTAL COMMON STOCKS (Cost $39,925,912)		49,515,155	98.13

PREFERRED STOCKS
Automobile Manufacturers
Volkswagen AG Pref.	4,598	1,055,006	2.09

TOTAL PREFERRED STOCKS (Cost $1,045,348)		1,055,006	2.09

TOTAL INVESTMENTS (Cost $40,971,260)		50,570,161	100.22

Liabilities, Less Cash and Other Assets		(113,378)	(0.22)

NET ASSETS		$50,456,783	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$541,426	1.07%
Belgium	1,347,895	2.66
Brazil	682,263	1.35
Canada	817,033	1.62
China/Hong Kong	1,491,049	2.94
France	1,057,760	2.09
Germany	3,594,175	7.11
Ireland	1,309,119	2.59
Mexico	693,362	1.37
Netherlands	2,291,216	4.53
Portugal	1,065,029	2.11
Spain	1,749,865	3.46
Switzerland	3,664,123	7.25
United Kingdom	3,479,919	6.88
United States(1)	26,785,927	52.97
	$50,570,161	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review and determination of the appropriate price by the Adviser. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices at the end of the reporting period and were categorized as Level 2. Application of fair value adjustment factors was not deemed necessary as of the end of the prior fiscal year and as such, equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only transfers between each of the three Levels. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2012:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$229,971,795	$-	$-	$229,971,795
Consumer Staples	12,640,010	-	-	12,640,010
Energy	33,223,908	-	-	33,223,908
Financials	117,482,405	-	-	117,482,405
Health Care	160,846,298	-	-	160,846,298
Industrials	56,560,424	-	-	56,560,424
Information Technology	196,247,446	-	-	196,247,446
Materials	28,627,934	-	-	28,627,934
				$835,600,220

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$199,621,046	$-	$-	$199,621,046
Consumer Staples	4,748,155	-	-	4,748,155
Energy	37,366,426	-	-	37,366,426
Financials	57,407,911	-	-	57,407,911
Health Care	72,164,351	-	-	72,164,351
Industrials	65,891,639	2,514,410	-	68,406,049
Information Technology	101,720,663	-	-	101,720,663
Materials	34,371,980	-	-	34,371,980
Preferred Stocks	9,890,950	-	-	9,890,950
Units	-	7,511,454	-	7,511,454
Short-term Investments	22,139,566	-	-	22,139,566
				$615,348,551

Marsico 21ST Century Fund
Assets
Common Stocks
Consumer Discretionary	71,081,656	-	-	71,081,656
Consumer Staples	7,504,537	-	-	7,504,537
Energy	14,158,396	-	-	14,158,396
Financials	36,991,939	-	-	36,991,939
Health Care	34,521,621	-	-	34,521,621
Industrials	62,990,521	-	-	62,990,521
Information Technology	56,149,574	-	-	56,149,574
Materials	17,829,291	-	-	17,829,291
Short-term Investments	4,673,485	-	-	4,673,485
				$305,901,020

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	3,311,013	21,089,834	-	24,400,847
Consumer Staples	-	10,444,533	-	10,444,533
Energy	-	4,894,456	-	4,894,456
Financials	2,441,923	16,363,806	-	18,805,729
Health Care	3,605,745	7,141,167	-	10,746,912
Industrials	1,740,566	9,241,711	-	10,982,277
Information Technology	14,967,411	11,486,079	-	26,453,490
Materials	3,496,420	1,244,353	-	4,740,773
Telecommunication Services	1,791,986	3,458,622	-	5,250,608
Short-term Investments	1,986,899	-	-	1,986,899
				$118,706,524

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$150,419,644	$20,389,937	$-	$170,809,581
Consumer Staples	14,196,477	-	-	14,196,477
Energy	20,241,008	5,423,754	-	25,664,762
Financials	51,707,091	63,916,995	-	115,624,086
Health Care	16,683,678	-	-	16,683,678
Industrials	27,321,828	-	-	27,321,828
Information Technology	61,199,549	-	-	61,199,549
Materials	17,988,945	-	-	17,988,945
Corporate Bonds	-	42,423,930	-	42,423,930
International Bond	-	8,836,543	-	8,836,543
Preferred Stock	6,054,132		-	6,054,132
Warrants	1,047,593	-	-	1,047,593
Short-term Investments	67,556,500	-	-	67,556,500
				$575,407,604

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	9,546,752	8,189,261	-	17,736,013
Consumer Staples	1,054,275	3,705,462	-	4,759,737
Energy	1,039,974	-	-	1,039,974
Financials	4,527,220	-	-	4,527,220
Health Care	5,912,784	2,371,585	-	8,284,369
Industrials	5,452,382	2,128,501	-	7,580,883
Information Technology	4,335,717	-	-	4,335,717
Materials	1,251,242	-	-	1,251,242
Preferred Stock	-	1,055,006	-	1,055,006
				$50,570,161

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. Values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2009-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2012 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21ST Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$687,148,840	$494,624,065	$245,084,745	$96,881,311	$517,727,838	$41,052,870

Gross Unrealized Appreciation	$152,673,226	$127,096,127	$63,322,382	$24,338,859	$58,669,517	$9,656,545
Gross Unrealized Depreciation	(4,221,846)	(6,371,641)	(2,506,107)	(2,513,646)	(989,751)	(139,254)

Net Unrealized Appreciation (Depreciation) on Investments	$148,451,380	$120,724,486	$60,816,275	$21,825,213	$57,679,766	$9,517,291

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2012 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2013

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 28, 2013